GOODWILL (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Goodwill [Line Items]
Goodwill, beginning balance	$ 11,850	$ 4,250
Acquisition of Aimetis		7,859
Foreign currency translation adjustments	842	(259)
Goodwill, ending balance	12,692	11,850
Video and Cyber segment [Member]
Goodwill [Line Items]
Goodwill, beginning balance	8,545	940
Acquisition of Aimetis		7,859
Foreign currency translation adjustments	677	(254)
Goodwill, ending balance	9,222	8,545
Perimeter [Member]
Goodwill [Line Items]
Goodwill, beginning balance	3,305	3,310
Acquisition of Aimetis
Foreign currency translation adjustments	165	(5)
Goodwill, ending balance	$ 3,470	$ 3,305